Revenue Recognition - Deferred Contract Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred Contract Costs
Deferred contract costs	$ 1,841	$ 1,833
Deferred costs, current	998	967
Deferred costs, noncurrent	842	866
Amortization of deferred contract costs	1,493
Capitalized costs to obtain a contract
Deferred Contract Costs
Deferred contract costs	686	563
Deferred setup costs
Deferred Contract Costs
Deferred contract costs	399	456
Other deferred fulfillment costs
Deferred Contract Costs
Deferred contract costs	$ 755	$ 814